Document and Entity Information	Nov. 06, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001501796
Document Type	8-K
Document Period End Date	Nov. 06, 2023
Entity Registrant Name	Aura Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40971
Entity Tax Identification Number	32-0271970
Entity Address, Address Line One	80 Guest Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02135
City Area Code	617
Local Phone Number	500-8864
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	AURA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false